Financing Expenses (Income), Net	6 Months Ended
Jun. 30, 2026
Financing Expenses (Income), Net [Abstract]
FINANCING EXPENSES (INCOME), NET

NOTE 4 - FINANCING EXPENSES (INCOME), NET

	Six-month period ended June 30,
	2026	2025
	Unaudited

Amortization of discount and accrued interest relating to straight loan received from commercial bank	-	30
Interest Income on bank deposits	(113)	(296)
Exchange rate differences and other finance expenses	68	22
	$(45)	$(244)